Condensed Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues
Total Revenues	$ 5	$ 131	$ 80	$ 208	$ 370	$ 1,500
Revenue From Contract With Customer Product And Service [Extensible List]	us-gaap:RoyaltyMember	us-gaap:RoyaltyMember	us-gaap:RoyaltyMember	us-gaap:RoyaltyMember	us-gaap:RoyaltyMember	us-gaap:RoyaltyMember
Research and development expenses	$ 1,434	$ 1,185	$ 4,435	$ 3,436	$ 8,885	$ 3,320
Selling, general, and administrative expenses	2,251	2,305	7,635	6,724	9,216	9,659
Total costs and expenses	3,685	3,490	12,070	10,160	18,101	12,979
Loss from Operations	(3,680)	(3,359)	(11,990)	(9,952)	(17,731)	(11,479)
Other Income (Expense)
Loss on fixed asset disposals					(9)	0
(Loss) gain on investment in equity securities	0	(48)	12	(123)	29	0
Interest income	76	143	354	277	454	8
Other income					0	25
Total Other Income	76	95	366	154	474	33
Income Tax Expense	0	0	(2)	(2)	(2)	(2)
Net Loss	(3,604)	(3,264)	(11,626)	(9,800)	(17,259)	(11,448)
Other Comprehensive Income (Loss):
Unrealized gain (loss) on available-for-sale debt securities	0	3	(1)	3	2	0
Comprehensive Loss	$ (3,604)	$ (3,261)	$ (11,627)	$ (9,797)	$ (17,257)	$ (11,448)
Net loss per common share basic	$ (0.4)	$ (0.37)	$ (1.31)	$ (1.13)	$ (1.98)	$ (1.32)
Net loss per common share diluted	$ (0.4)	$ (0.37)	$ (1.31)	$ (1.13)	$ (1.98)	$ (1.32)
Weighted average shares used in computing net loss per common share basic	9,115,455	8,713,617	8,850,881	8,712,294	8,713,032	8,703,596
Weighted average shares used in computing net loss per common share diluted	9,115,455	8,713,617	8,850,881	8,712,294	8,713,032	8,703,596